Merger of Equals with Agrium - Additional Information (Detail) - Nutrien Ltd. [member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Mar. 31, 2018	Jan. 01, 2018
Disclosure of detailed information about business combination [line items]
Pro forma total consolidated revenue	$ 18,242
Pro forma net income	$ 816
Major business combination [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration				$ 16,000
Cash recognized on acquisition date				466
Receivables recognized on acquisition date				$ 2,424
Agrichem [member] | Scenario, Forecast [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests expected to be acquired		20.00%	80.00%
Potash Corp [member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Common shares, per share				$ 0.400
Agrium Inc [member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Common shares, per share				$ 2.230